Segment, Customer and Geographic Information (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	[1]	$ 77,786	$ 78,155	$ 64,353
Israel [Member]
Revenues	[1]	37,901	35,230	29,438
Latin America (mainly Mexico) [Member]
Revenues	[1]	11,719	9,603	7,009
Brazil [Member]
Revenues	[1]	12,723	14,248	9,142
Argentina [Member]
Revenues	[1]	3,550	4,607	3,995
Europe [Member]
Revenues	[1]	3,774	4,413	4,501
Other [Member]
Revenues	[1]	$ 8,119	$ 10,054	$ 10,268

[1]	Revenues are attributed to geographic areas based on the location of the end customers.